Document And Entity Information	Oct. 23, 2019
Cover [Abstract]
Entity Registrant Name	GETTY REALTY CORP.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001052752
Document Period End Date	Oct. 23, 2019
Entity Emerging Growth Company	false
Entity File Number	001-13777
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	11-3412575
Entity Address, Address Line One	Two Jericho Plaza, Suite 110
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753-1681
City Area Code	(516)
Local Phone Number	478-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	GTY
Name of each exchange on which registerd	NYSE